10. STOCK SETTLEMENT IN PROCESS (Details Narrative)- annual (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2010	Mar. 31, 2014	Dec. 31, 2011	Dec. 31, 2006
Loan from Individual						$ 100,000
Interest Rate						15.00%
Shares issued for Settlement	1,500,000	3,500,000	3,500,000
Legal Fees and Interest			163,366
Amount Levied					38,788
Remainder of Account Payable				35,000	124,578
Loan from Individual				5,000
Annual Member
Loan from Individual		31				100,000
Interest Rate		0.00%				15.00%
Shares issued for Settlement		3,500,000	3,500,000
Legal Fees and Interest			163,366
Amount Levied					38,788
Remainder of Account Payable		75,000		30,000	124,578
Loan from Individual		$ 5,000